Other Loan - Schedule of Other Loan (Details)		12 Months Ended
		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Other Loan [Line Items]
Other loan, Balance				$ 778,000
Happy CP Company Limited [Member]
Schedule of Other Loan [Line Items]
Other loan, Type	[1]	Term loan
Other loan, Maturity date	[1]	Oct. 14, 2025
Other loan, Currency	[1]	HK$
Other loan, Weighted average interest rate	[1]	8.00%	8.00%	8.00%
Other loan, Balance	[1]			$ 778,000

[1]	The other loan was made for the purchase of the machinery and was secured as follows: (i) Corporate guarantee by Reitar Logtech Holdings Limited; and (ii) Contracts receivable